Operating Leases (Details) - Schedule of Operating Lease Right of Use Assets - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Operating Leases (Details) - Schedule of Operating Lease Right of Use Assets [Line Items]
Office and warehouse	$ 339,890	$ 361,092
Less: accumulated amortization	(78,782)	(55,042)
Related Party [Member]
Operating Leases (Details) - Schedule of Operating Lease Right of Use Assets [Line Items]
Total right-of-use assets, net	$ 261,108	$ 306,050